INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Currently Payable:
Federal	$ 181,029	$ 115,077	$ 59,055
State and local	44,646	30,441	16,709
Foreign	17,336	21,095	8,601
Total current payable	243,011	166,613	84,365
Net Deferred:
Federal	(8,561)	6,242	2,292
State and local	(3,657)	118	(1,518)
Foreign	(941)	999	1,962
Total net deferred	(13,159)	7,359	2,736
Income Tax Expense (Benefit), Total	$ 229,852	$ 173,972	$ 87,101